Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Summary of Other Assets Presented on the Consolidated Balance Sheet
The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2023	2022
Accounts receivable (a)	$6,567	$4,924
Corporate/bank-owned life insurance	5,480	5,417
Software	2,430	2,260
Prepaid pension assets	1,818	1,651
Fails to deliver	1,514	2,569
Qualified affordable housing project investments	1,213	1,298
Renewable energy investments	1,049	871
Equity method investments	873	803
Other equity investments (b)	741	695
Prepaid expense	737	764
Cash collateral receivable on derivative transactions	621	1,014
Assets of consolidated investment management funds	526	209
Federal Reserve Bank stock	480	478
Income taxes receivable	270	481
Fair value of hedging derivatives	236	319
Seed capital (c)	232	218
Other (d)	1,198	1,884
Total other assets	$25,985	$25,855
(a)    Includes receivables for securities sold or matured that have not yet settled.
(b)    Includes strategic equity, private equity and other investments.
(c)    Includes investments in BNY Mellon funds which hedge deferred incentive awards.
(d)    At Dec. 31, 2023 and Dec. 31, 2022, other assets include $7 million and $6 million, respectively, of Federal Home Loan Bank stock, at cost.

Equity Securities without Readily Determinable Fair Value
The following table presents the adjustments on the non-readily marketable equity securities.

Adjustments on non-readily marketable equity securities				Life-to-date
(in millions)	2023	2022	2021
Upward adjustments	$52	$125	$105	$335
Downward adjustments	(41)	(8)	—	(53)
Net adjustments	$11	$117	$105	$282

Summary of Investments Valued Using NAV
The table below presents information on our investments valued using NAV.

Investments valued using NAV	Dec. 31, 2023		Dec. 31, 2022
(in millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Seed capital (a) (b)	$3	$—	$3	$—
Private equity investments (c)	143	42	130	53
Other	7	—	5	—
Total	$153	$42	$138	$53
(a)    Seed capital investments at Dec. 31, 2023 are generally redeemable on request. Distributions are received as the underlying investments in the funds, which have redemption notice periods of seven days, are liquidated.
(b)    Includes investments in funds that relate to deferred compensation arrangements with employees.
(c)    Private equity investments primarily include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.